SEGMENT INFORMATION - Information about expenditures for additions to long-lived assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Design, build-out and operation of data centers
SEGMENT INFORMATION
Payments for purchase of property and equipment and land use rights	¥ 4,691,137	¥ 3,169,287	¥ 3,193,971